Debt (Details Narrative Two) - USD ($)												3 Months Ended		12 Months Ended
	Oct. 13, 2025	Oct. 06, 2025	Sep. 16, 2025	Jan. 30, 2025	Sep. 20, 2024	May 31, 2024	May 22, 2024	May 03, 2024	Mar. 26, 2024	Feb. 05, 2024	Dec. 14, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 15, 2025	Oct. 08, 2025	Feb. 14, 2024	Jan. 31, 2024
Principal amount										$ 4,500,000
Debt instrument, principal payment										4,500,000
Repayments of convertible debt												$ 647,000	$ 1,877,000	$ 4,514,664	$ 750,000
Common stock, par value												$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued												867,355		527,317
Yorkville Promissory Notes [Member]
Redemption premium				$ 140,000
Aggregate outstanding principal amount				3,500,000
Debt instrument, principal payment				3,640,000
September 2025 Yorkville Note [Member]
Principal amount			$ 2,000,000
Proceeds from issuance of debt			890,000
Repayments of convertible debt			$ 500,000
Debt instrument interest rate			50.00%
Debt instrument, maturity date			Mar. 16, 2026
Convertible promissory note, payment premium percentage			4.00%
Common stock, par value			$ 0.0001
Conversion price			$ 50.00
Minimum redemption notice period			10 days
Debt instrument, interest rate, original issue percentage			10.00%
Debt instrument payment rate percentage			50.00%
Repayments of long-term debt			$ 1,000,000
Investment interest rate			6.00%
Debt instrument, interest rate, increase			18.00%
Common Class A [Member] | Yorkville Advisors Global, LP [Member]
Common stock price per share	$ 59.00	$ 61.60
Common stock shares issued	3,250	5,750
Aggregate gross proceeds from offering	$ 191	$ 354
Shares issued																3,250	5,750
Yorkville Advisors Global, LP [Member] | January 2025 Yorkville Convertible Note [Member]
Repayments of convertible debt				$ 1,000,000.0
Debt instrument interest rate				18.00%
Debt instrument, maturity date				Jul. 31, 2025
Convertible promissory note, payment premium percentage				4.00%
Minimum redemption notice period				10 days
Yorkville Advisors Global, LP [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Convertible Notes [Member]
Debt instrument interest rate											0.00%
Debt instrument, maturity date											Jan. 17, 2025
Debt instrument, interest rate, increase											18.00%
Yorkville Advisors Global, LP [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Promissory Notes [Member]
Repayments of convertible debt											$ 1,000,000
Percentage of repayment of convertible debt, amount											10.00%
Yorkville Advisors Global, LP [Member] | Common Class A [Member] | January 2025 Yorkville Convertible Note [Member]
Common stock, par value				$ 0.0001
Conversion price				$ 400.00
Yorkville Advisors Global, LP [Member] | Common Class A [Member] | Standby Equity Purchase Agreement [Member]
Conversion rate percentage of common stock outstanding											9.99%
Prepayment premium											10.00%
Standby Equity Purchase Agreement [Member] | February Yorkville Promissory Note [Member]
Principal amount															$ 1,000,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Principal amount				$ 3,500,000
Proceeds from issuance of debt				3,140,000							$ 1,800,000
Debt discount upon issuance				350,000							$ 200,000
Debt issuance costs				$ 10,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Notes [Member]
Repayments of convertible debt							$ 1,000,000
Debt instrument interest rate											0.00%
Debt instrument, maturity date											Jan. 17, 2025
Conversion rate percentage of common stock outstanding											9.99%
Prepayment premium											10.00%
Percentage of repayment of convertible debt, amount							10.00%
Debt instrument, interest rate, increase											18.00%
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | December Yorkville Convertible Note [Member]
Aggregate outstanding principal amount															$ 2,000,000.0
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Common Class A [Member]
Conversion of Stock, Shares Converted															1,377
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Common Class A [Member] | February Yorkville Promissory Note [Member]
Conversion of Stock, Shares Converted															145
Yorkville Standby Equity Purchase Agreement [Member]
Principal amount									$ 1,500,000	1,000,000
Proceeds from issuance of debt									1,250,000	900,000
Debt discount upon issuance									$ 250,000	100,000
Increased principal amount agreed to advance										1,000,000.0
Maximum floor price											$ 20,000.00								$ 400.00
Floor price																		$ 58.80	$ 58.80
Yorkville Standby Equity Purchase Agreement [Member] | Yorkville Promissory Notes [Member]
Principal amount															$ 1,000,000.0
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member]
Common stock price per share											5,000
Common stock, par value											$ 0.0001
Aggregate gross proceeds from offering												$ 336,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member] | February Yorkville Promissory Note [Member]
Conversion of Stock, Shares Converted															145
Yorkville Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Increased principal amount agreed to advance										$ 1,000,000
Original Debt Repayment Agreement [Member]
Repayments of convertible debt								$ 2,000,000
Debt instrument, maturity date, description												Under the Original Debt Repayment Agreement, the Company and Yorkville also agreed to extend the maturity date of the Yorkville Promissory Notes to the date that is 120 days after the closing of the offering and to satisfy the $200 payment premium due in connection with an early redemption through the issuance of an Advance Notice (as defined in the SEPA) for shares of the Company’s Class A Common Stock, par value $0.0001 per share.
Debt instrument, offering date								Jun. 02, 2024
Original Debt Repayment Agreement [Member] | Common Class A [Member]
Redemption premium								$ 200,000
Common stock price per share								$ 0.0001
Amended Debt Repayment Agreement [Member]
Principal amount							$ 750,000
Proceeds from issuance of debt							75,000
Debt instrument, principal payment						$ 750,000	750,000
Repayments of convertible debt							750,000
Redemption premium							75,000
Debt instrument, fair value							115,800
Amended Debt Repayment Agreement [Member] | Common Class A [Member]
Principal amount						110,000
Proceeds from issuance of debt						75,000
Redemption premium						$ 75,000	$ 75,000
Common stock shares issued						60	60
Debt instrument, cash surplus						$ 35,000
Debt instrument, fair value						$ 116,000
Floor Price Reduction Agreement [Member]
Debt instrument reduction amount					$ 700,000
Debt instrument interest rate					0.00%
Debt instrument adjusted amount					$ 400.00
Debt instrument extended maturity terms					maturity date for the Outstanding Promissory Notes is extended by 120 days to January 17, 2025
Maximum [Member] | Yorkville Advisors Global, LP [Member] | January 2025 Yorkville Convertible Note [Member]
Debt instrument interest rate				6.00%
Maximum [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Principal amount											$ 3,500,000
Minimum [Member] | Yorkville Advisors Global, LP [Member] | January 2025 Yorkville Convertible Note [Member]
Debt instrument interest rate				0.00%
Minimum [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Principal amount											$ 2,000,000.0